Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income:
Interest income	$ 1,778	$ 666	$ 1,133
Foreign currency exchange gain	1,313	250	878
Financial income	3,091	916	2,011
Financial expenses:
Bank charges	(16)	(15)	(15)
Foreign currency exchange loss	(1,059)	(547)	(1,186)
Financial expenses	(1,075)	(562)	(1,201)
Financial income, net	$ 2,016	$ 354	$ 810